Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.9%
First Eagle BSL CLO, Ltd., Series 2019-1A (3 M ICE LIBOR + 4.350%, Floor 4.350%), 144A 4.622%, 01/20/33@,• (Cost $1,483,950)	$1,500	$1,399,743
TOTAL ASSET BACKED SECURITIES (Cost $1,483,950)		1,399,743
	Number of Shares
COMMON STOCKS — 0.8%
Entertainment — 0.0%
New Cotai Participation, Class B(1),*	1	0
Oil & Gas — 0.8%
Denbury, Inc.*	65,119	1,146,091
TOTAL COMMON STOCKS (Cost $1,228,923)		1,146,091

PREFERRED STOCKS — 0.8%
Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.(1),*	725	0
Pipelines — 0.8%
Targa Resources Corp. CONV*	1,175	1,181,204
TOTAL PREFERRED STOCKS (Cost $1,304,279)		1,181,204
	Par (000)
CORPORATE BONDS — 93.3%
Advertising — 0.5%
Lamar Media Corp., 144A 3.750%, 02/15/28@	700	696,500
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc. 6.875%, 05/01/25	700	773,500
TransDigm, Inc., 144A 6.250%, 03/15/26@	1,400	1,462,013
		2,235,513
Airlines — 3.2%
Continental Airlines Pass Through Trust, Series 2007-1 Class A 5.983%, 10/19/23	1,201	1,177,775
Delta Air Lines, Inc./SkyMiles IP Ltd., 144A 4.750%, 10/20/28@	700	726,795
JetBlue Airways Corp. Pass Through Trust, Series 2020-1 Class B 7.750%, 05/15/30	1,400	1,457,344
	Par (000)	Value†

Airlines — (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 144A 6.500%, 06/20/27@	$700	$728,875
UAL Pass Through Trust, Series 2007-1 Class A 6.636%, 01/02/24	793	737,197
		4,827,986
Apparel — 1.9%
Hanesbrands, Inc., 144A 5.375%, 05/15/25@	700	738,500
PVH Corp., 144A 4.625%, 07/10/25@	1,400	1,459,500
The William Carter Co., 144A 5.500%, 05/15/25@	700	733,250
		2,931,250
Auto Manufacturers — 1.3%
Ford Motor Co. 8.500%, 04/21/23	1,200	1,308,000
Ford Motor Credit Co., LLC 5.125%, 06/16/25	700	721,875
		2,029,875
Auto Parts & Equipment — 1.0%
Adient U.S. LLC, 144A 9.000%, 04/15/25@	700	771,750
Clarios Global LP/Clarios US Finance Co., 144A 8.500%, 05/15/27@	700	722,750
		1,494,500
Building Materials — 2.0%
Builders FirstSource, Inc., 144A 5.000%, 03/01/30@	1,400	1,449,000
Norbord, Inc., 144A 5.750%, 07/15/27@	750	792,225
Summit Materials LLC/Summit Materials Finance Corp., 144A 5.250%, 01/15/29@	700	728,875
		2,970,100
Chemicals — 2.0%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 144A 4.750%, 06/15/27@	700	715,750
Olin Corp., 144A 9.500%, 06/01/25@	700	815,920
Tronox, Inc., 144A 6.500%, 05/01/25@	700	729,750
WR Grace & Co-Conn, 144A 4.875%, 06/15/27@	700	722,890
		2,984,310

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Commercial Services — 4.2%
ASGN, Inc., 144A 4.625%, 05/15/28@	$700	$702,884
Ashtead Capital, Inc., 144A 4.250%, 11/01/29@	700	736,709
Jaguar Holding Co. II/PPD Development LP, 144A 5.000%, 06/15/28@	1,250	1,304,687
Nielsen Finance LLC/Nielsen Finance Co., 144A 5.625%, 10/01/28@	700	724,010
Service Corp. International
7.500%, 04/01/27	1,750	2,082,500
5.125%, 06/01/29	750	831,098
		6,381,888
Computers — 2.6%
Booz Allen Hamilton, Inc., 144A 3.875%, 09/01/28@	700	718,585
MTS Systems Corp., 144A 5.750%, 08/15/27@	1,000	984,700
NCR Corp.
144A, 5.750%, 09/01/27@	750	784,117
144A, 5.000%, 10/01/28@	700	700,560
Seagate HDD Cayman, 144A 4.125%, 01/15/31@	700	755,435
		3,943,397
Distribution & Wholesale — 1.4%
H&E Equipment Services, Inc. 5.625%, 09/01/25	1,000	1,042,500
IAA, Inc., 144A 5.500%, 06/15/27@	1,000	1,041,250
		2,083,750
Diversified Financial Services — 1.1%
LPL Holdings, Inc., 144A 4.625%, 11/15/27@	700	707,000
OneMain Finance Corp. 5.625%, 03/15/23	1,000	1,037,505
		1,744,505
Electric — 4.2%
Calpine Corp., 144A 5.000%, 02/01/31@	700	713,510
Clearway Energy Operating LLC, 144A 4.750%, 03/15/28@	700	722,750
NRG Energy, Inc., 144A 5.250%, 06/15/29@	1,150	1,250,625
Talen Energy Supply LLC, 144A 7.625%, 06/01/28@	700	700,000
The AES Corp. 6.000%, 05/15/26	1,000	1,050,425
	Par (000)	Value†

Electric — (continued)
Vistra Operations Co., LLC
144A, 5.625%, 02/15/27@	$750	$791,400
144A, 5.000%, 07/31/27@	1,000	1,048,000
		6,276,710
Electrical Components & Equipment — 0.5%
WESCO Distribution, Inc.
144A, 7.125%, 06/15/25@	350	381,255
144A, 7.250%, 06/15/28@	350	383,486
		764,741
Electronics — 0.7%
Itron, Inc., 144A 5.000%, 01/15/26@	1,000	1,025,000
Energy-Alternate Sources — 1.1%
TerraForm Power Operating LLC, 144A 5.000%, 01/31/28@	1,500	1,642,012
Entertainment — 1.2%
Churchill Downs, Inc., 144A 5.500%, 04/01/27@	750	782,850
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 144A 10.500%, 02/15/23@	1,050	966,000
		1,748,850
Environmental Control — 2.8%
Clean Harbors, Inc.
144A, 4.875%, 07/15/27@	750	778,125
144A, 5.125%, 07/15/29@	750	813,652
Stericycle, Inc., 144A 5.375%, 07/15/24@	1,500	1,557,675
Waste Pro USA, Inc., 144A 5.500%, 02/15/26@	1,000	1,011,990
		4,161,442
Food — 4.3%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
144A, 4.625%, 01/15/27@	700	716,233
144A, 4.875%, 02/15/30@	700	729,750
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 144A 5.500%, 01/15/30@	1,500	1,632,705
Kraft Heinz Foods Co., 144A 4.250%, 03/01/31@	700	768,006
Lamb Weston Holdings, Inc.
144A, 4.875%, 11/01/26@	1,000	1,042,500
144A, 4.875%, 05/15/28@	500	540,000
Post Holdings, Inc., 144A 5.750%, 03/01/27@	1,000	1,051,250
		6,480,444

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Food Service — 0.5%
Aramark Services, Inc., 144A 6.375%, 05/01/25@	$700	$729,173
Forest Products & Paper — 0.7%
Clearwater Paper Corp., 144A 4.750%, 08/15/28@	1,050	1,052,625
Gas — 0.6%
NiSource, Inc. (UST Yield Curve CMT 5 Yr + 2.843%) 5.650%µ,•	1,000	992,500
Healthcare — 0.5%
The Scotts Miracle-Gro Co. 4.500%, 10/15/29	700	741,563
Healthcare Products — 1.3%
Avantor Funding, Inc., 144A 4.625%, 07/15/28@	750	778,125
Hill-Rom Holdings, Inc., 144A 4.375%, 09/15/27@	500	517,476
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 144A 7.375%, 06/01/25@	700	710,500
		2,006,101
Healthcare Services — 4.7%
Acadia Healthcare Co., Inc., 144A 5.500%, 07/01/28@	700	719,959
Charles River Laboratories International, Inc., 144A 4.250%, 05/01/28@	1,050	1,101,964
Encompass Health Corp. 4.750%, 02/01/30	1,400	1,420,356
HCA, Inc. 5.250%, 06/15/26	1,500	1,750,033
IQVIA, Inc., 144A 5.000%, 10/15/26@	1,000	1,045,000
Tenet Healthcare Corp. 4.625%, 07/15/24	1,050	1,055,250
		7,092,562
Home Builders — 0.5%
Williams Scotsman International, Inc., 144A 4.625%, 08/15/28@	700	702,828
Insurance — 0.6%
CNO Financial Group, Inc. 5.250%, 05/30/25	750	860,223
Internet — 1.0%
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 144A 5.250%, 12/01/27@	1,400	1,456,798
	Par (000)	Value†

Iron & Steel — 2.2%
Carpenter Technology Corp. 6.375%, 07/15/28	$1,050	$1,098,955
Cleveland-Cliffs, Inc., 144A 9.875%, 10/17/25@	700	781,375
Steel Dynamics, Inc. 5.000%, 12/15/26	1,300	1,389,170
		3,269,500
Lodging — 0.5%
Marriott International, Inc. 5.750%, 05/01/25	700	781,214
Machinery — Construction & Mining — 0.7%
Terex Corp., 144A 5.625%, 02/01/25@	1,050	1,052,625
Machinery — Diversified — 2.5%
Mueller Water Products, Inc., 144A 5.500%, 06/15/26@	1,000	1,032,500
RBS Global, Inc./Rexnord LLC, 144A 4.875%, 12/15/25@	1,500	1,520,625
Stevens Holding Co., Inc., 144A 6.125%, 10/01/26@	1,200	1,284,000
		3,837,125
Media — 6.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
144A, 5.125%, 05/01/27@	1,000	1,052,220
144A, 4.500%, 08/15/30@	700	735,031
CSC Holdings LLC
144A, 6.500%, 02/01/29@	2,150	2,383,812
144A, 4.625%, 12/01/30@	300	302,250
DISH DBS Corp. 7.375%, 07/01/28	700	721,000
iHeartCommunications, Inc., 144A 5.250%, 08/15/27@	700	682,500
Nexstar Broadcasting, Inc.
144A, 5.625%, 07/15/27@	700	735,266
144A, 4.750%, 11/01/28@	350	356,493
Sinclair Television Group, Inc., 144A 5.125%, 02/15/27@	700	652,750
Sirius XM Radio, Inc., 144A 5.500%, 07/01/29@	750	804,375
Ziggo Bond Co. BV, 144A 5.125%, 02/28/30@	700	708,610
		9,134,307
Mining — 1.8%
Alcoa Nederland Holding BV, 144A 7.000%, 09/30/26@	1,000	1,047,500
Arconic Corp., 144A 6.125%, 02/15/28@	875	898,516
Freeport-McMoRan, Inc. 5.000%, 09/01/27	700	731,185
		2,677,201

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Miscellaneous Manufacturing — 1.2%
Amsted Industries, Inc., 144A 4.625%, 05/15/30@	$1,050	$1,084,125
FXI Holdings, Inc., 144A 12.250%, 11/15/26@	688	734,440
		1,818,565
Oil & Gas — 6.6%
Apache Corp. 4.875%, 11/15/27	700	661,500
Comstock Resources, Inc.
9.750%, 08/15/26	700	720,090
9.750%, 08/15/26	700	717,640
EQT Corp. 8.750%, 02/01/30	1,050	1,239,000
HollyFrontier Corp. 4.500%, 10/01/30	1,050	1,018,649
MEG Energy Corp., 144A 6.500%, 01/15/25@	1,300	1,275,196
Occidental Petroleum Corp. 2.700%, 08/15/22	1,050	981,089
Parkland Corp., 144A 5.875%, 07/15/27@	1,150	1,208,937
Southwestern Energy Co. 8.375%, 09/15/28	700	687,827
Sunoco LP/Sunoco Finance Corp. 6.000%, 04/15/27	700	719,250
Transocean, Inc. 8.375%, 12/15/21	1,500	795,000
		10,024,178
Packaging and Containers — 2.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 144A 5.250%, 08/15/27@	700	713,300
Berry Global, Inc., 144A 5.625%, 07/15/27@	750	787,500
Graham Packaging Co., Inc., 144A 7.125%, 08/15/28@	700	728,875
Mauser Packaging Solutions Holding Co., 144A 7.250%, 04/15/25@	700	658,875
TriMas Corp., 144A 4.875%, 10/15/25@	1,000	1,012,500
		3,901,050
Pharmaceuticals — 0.8%
Elanco Animal Health, Inc. 5.900%, 08/28/28	1,050	1,212,750
Pipelines — 1.6%
Cheniere Energy, Inc., 144A 4.625%, 10/15/28@	700	718,375
	Par (000)	Value†

Pipelines — (continued)
Harvest Midstream I LP, 144A 7.500%, 09/01/28@	$1,050	$1,044,750
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 144A 7.500%, 10/01/25@	700	702,835
		2,465,960
Real Estate — 1.8%
Greystar Real Estate Partners LLC, 144A 5.750%, 12/01/25@	750	755,625
Realogy Group LLC/Realogy Co-Issuer Corp., 144A 7.625%, 06/15/25@	1,050	1,099,875
The Howard Hughes Corp., 144A 5.375%, 08/01/28@	875	874,554
		2,730,054
Real Estate Investment Trusts — 1.7%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.750%, 02/01/27	1,000	1,077,500
MPT Operating Partnership LP/MPT Finance Corp. 5.000%, 10/15/27	700	729,890
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 144A 5.875%, 10/01/28@	700	698,250
		2,505,640
Retail — 8.9%
Bed Bath & Beyond, Inc. 3.749%, 08/01/24	1,750	1,618,750
Burlington Coat Factory Warehouse Corp., 144A 6.250%, 04/15/25@	700	736,750
Ferrellgas LP/Ferrellgas Finance Corp., 144A 10.000%, 04/15/25@	700	757,750
Group 1 Automotive, Inc., 144A 4.000%, 08/15/28@	700	687,750
Ken Garff Automotive LLC, 144A 4.875%, 09/15/28@	700	688,625
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A 5.250%, 06/01/26@	1,000	1,039,000
L Brands, Inc., 144A 6.625%, 10/01/30@	700	712,250
Lithia Motors, Inc.
144A, 5.250%, 08/01/25@	700	719,250

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Retail — (continued)
144A, 4.375%, 01/15/31@	$700	$700,000
Murphy Oil USA, Inc. 5.625%, 05/01/27	1,050	1,115,625
New Red Finance, Inc.
144A, 4.250%, 05/15/24@	1,000	1,018,450
144A, 5.000%, 10/15/25@	750	769,020
QVC, Inc. 4.750%, 02/15/27	750	770,400
Yum! Brands, Inc.
144A, 7.750%, 04/01/25@	1,200	1,330,860
144A, 4.750%, 01/15/30@	700	756,000
		13,420,480
Semiconductors — 0.7%
Sensata Technologies BV, 144A 5.625%, 11/01/24@	1,000	1,085,000
Software — 0.5%
ACI Worldwide, Inc., 144A 5.750%, 08/15/26@	750	792,045
Telecommunications — 4.7%
Altice France France S.A., 144A 5.500%, 01/15/28@	1,000	1,012,500
CommScope, Inc., 144A 7.125%, 07/01/28@	700	719,250
Connect Finco SARL/Connect US Finco LLC, 144A 6.750%, 10/01/26@	700	702,205
Hughes Satellite Systems Corp. 5.250%, 08/01/26	1,000	1,063,160
Level 3 Financing, Inc., 144A 4.625%, 09/15/27@	1,050	1,078,875
Telesat Canada/Telesat LLC, 144A 4.875%, 06/01/27@	700	702,835
ViaSat, Inc.
144A, 5.625%, 09/15/25@	700	686,000
144A, 5.625%, 04/15/27@	1,050	1,080,187
		7,045,012
Transportation — 0.5%
Cargo Aircraft Management, Inc., 144A 4.750%, 02/01/28@	700	706,895
TOTAL CORPORATE BONDS (Cost $135,562,312)		140,516,747

LOAN AGREEMENTS‡ — 0.9%
Insurance — 0.9%
Asurion LLC (1 M ICE LIBOR + 6.500%) 6.647%, 08/04/25• (Cost $1,404,394)	1,404	1,404,689

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 2.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $3,125,116)	3,125,116	$3,125,116
TOTAL INVESTMENTS — 98.8% (Cost $144,108,974)		$148,773,590
Other Assets & Liabilities — 1.2%		1,735,928
TOTAL NET ASSETS — 100.0%		$150,509,518

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $103,027,202, which represents 68.5% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(1)	The value of this security was determined using significant unobservable inputs.
*	Non-income producing security.
µ	Perpetual security with no stated maturity date.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2020. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
CLO— Collateralized Loan Obligation.
CMT— Constant Maturity Treasury.
CONV— Convertible Security.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
High Yield Bond Fund
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
S.A.— Societe Anonyme.
UST— US Treasury.
Yr— Year.
Country Weightings as of 09/30/2020††
United States	92%
Canada	4
Cayman Islands	1
Netherlands	1
France	1
Ireland	1
Total	100%
††	% of total investments as of September 30, 2020